Annual Total Returns- Janus Henderson Forty Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Forty Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.32%)	23.65%	31.73%	8.57%	11.75%	1.92%	29.55%	1.43%	36.76%	39.13%